Shareholder Report, Average Annual Return (Details) 193306_Hood River Small-Cap Growth Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	71.09%	15.44%	20.55%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
Average Annual Return, Percent	38.74%	5.57%	11.97%